S-K 1603, SPAC Sponsor; Conflicts of Interest	Mar. 10, 2026
Spac Sponsor And Conflicts Of Interest Line Items
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Accordingly, as a result of multiple business affiliations, our officers and directors may have similar legal obligations relating to presenting business opportunities meeting the above-listed criteria to multiple entities. Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Xiangge Liu	Homaer Capital	Financial Services	Advisor
	A SPAC III Acquisition Corp.	SPAC	Independent Non-Executive Director
	BEST SPAC I Acquisition Corp.	SPAC	CEO, CFO, Chairman
Huachen Zhang	GoFintech Innovation Limited	Investment Holding Company	Co-CEO
	BEST SPAC I Acquisition Corp.	SPAC	Independent Non-Executive Director
Prescille Chu Cernosia	Olin College of Engineering	Education Institution	Director
	Roxbury Alpha Fit Club LLC	Fitness Center	Director
	BEST SPAC I Acquisition Corp.	SPAC	Independent Non-Executive Director
Tse Kwong Steven Yung	AVAREN Legacy Group	Financial Investment	Chief Executive Officer
	Nanotech Energy	Energy	President International
	CAA International Limited	Media	President
	Glocal LLC	Management Consulting	Managing Partner

SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Each of our sponsor and its affiliate(s), directors and officers and the at-risk capital investors will, pursuant to a letter agreement and/or subscription agreements, as applicable, to be entered with us, agree to certain restrictions on its ability to transfer, assign, or sell the founder shares and private placement units, as summarized in the table below.

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares	The completion of our initial business combination.	BEST SPAC II (Holdings) Corp. Xiangge Liu Tse Kwong Steven Yung Prescille Chu Cernosia Huachen Zhang At-risk capital investors

Transfers permitted (a) to our officers or directors, any affiliates or family members of any of our officers or directors, any members of our sponsor, or any affiliates of our sponsor (or in the case of the at-risk capital investors, to any person, provided that, prior to any transfer of any founder shares by the at-risk capital investors, such person must enter into a written agreement agreeing to be bound by the terms of the subscription agreements to be entered into with us and the at-risk capital investors), (b) in the case of an individual, by gift to a member of the individual’s immediate family or to a trust, the beneficiary of which is a member of the individual’s immediate family or an affiliate of such person, or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of the individual; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) in the event of our liquidation prior to our completion of our initial business combination; or (f) by virtue of the laws of the British Virgin Islands or our sponsor’s operating agreement

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions

upon dissolution of our sponsor; provided, however, that in the case of clauses (a) through (d) or (f) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and by the same agreements entered into by our sponsor with respect to such securities (including provisions relating to voting, the trust account and liquidation distributions described elsewhere in this prospectus).

Private placement units (including the securities underlying such units)	The completion of our initial business combination.	BEST SPAC II (Holdings) Corp. At-risk capital investors	Same as above
Representative’s shares	180 days from the date of the commencement of sales in this offering.	Maxim Group LLC	Transfers permitted to any underwriter and selected dealer participating in the offering and their officers, partners, registered persons or affiliates.
Any units, rights, ordinary shares or any other securities convertible into, or exercisable, or exchangeable for any units, ordinary shares, rights or founder shares	180 days after the date of this prospectus	BEST SPAC II (Holdings) Corp. Xiangge Liu Tse Kwong Steven Yung Prescille Chu Cernosia Huachen Zhang At-risk capital investors

The representative in its sole discretion may release any of the securities subject to these lock-up agreements at any time without notice, other than in the case of the officers and directors, which shall be with notice. Our sponsor, officers and directors and the at-risk capital investors are also subject to separate transfer restrictions on their founder shares and private placement units (including the securities underlying such units) pursuant to the letter agreement and/or the subscription agreements, as applicable, described in the immediately preceding paragraphs; such persons may not be released from those transfer restrictions prior to our initial business combination, except to the extent described herein.